FINANCIAL ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2025
Financial Assets And Liabilities
FINANCIAL ASSETS AND LIABILITIES

NOTE 12: FINANCIAL ASSETS AND LIABILITIES

12.1 Financial assets at amortized cost

	12.31.2025	12.31.2024
Current
Term deposit	-	80
Total current	-	80

Due to the short-term nature of investments at amortized cost, it is considered that their book value does not differ from their fair value.

12.2 Financial assets at fair value through profit and loss

	12.31.2025	12.31.2024
Non-current
Shares	33	27
Total non-current	33	27

Current
Government securities	308	692
Corporate bonds	47	110
Shares	3	37
Mutual funds	8	11
Total current	366	850

12.3 Trade and other receivables

	Note	12.31.2025	12.31.2024
Non-Current
Related parties	16	-	4
Advances to suppliers		42	43
Prepaid expenses		1	5
Tax credits		-	8
Receivables for sale of assets		-	10
Contractual indemnity receivable		-	2
Expenses to be recovered		-	3
Other receivables		43	75
Total non-current		43	75

	Note	12.31.2025	12.31.2024
Current
Receivables		249	172
CAMMESA		118	107
Related parties	16	8	10
Impairment of financial assets		(20)	(1)
Trade receivables, net		355	288

Current
Related parties	16	4	11
Tax credits		58	8
Receivables for complementary activities		-	9
Prepaid expenses		18	3
Guarantee deposits (1)		142	130
Expenses to be recovered		3	8
Insurance to be recovered		-	1
Receivables for sale of assets		9	6
GasAr Plan		16	7
Contractual indemnity receivable		2	2
Receivable for maintenance contract		1	1
Impairment of other receivables		(1)	-
Other		7	14
Other receivables, net		259	200
Total current		614	488

(1)	Includes guarantee deposits on derivative financial instruments amounting for US$ 141 million and US$ 45 million as of December 31, 2025, and December 31, 2024, respectively.

Due to the short-term nature of investments at amortized cost, it is considered that their book value does not differ from their fair value. For non-current investments at amortized cost, fair values also do not differ significantly from book values.

The movements in the impairment of financial assets were as follows:

	Note	12.31.2025	12.31.2024	12.31.2023
At the beginning of the year	###	1	1	6
Impairment		20	55	1
Write off for utilization		-	(54)	-
Reversal of unused amounts		-	-	(1)
Foreign currency exchange difference		(1)	(1)	(5)
At the end of the year		20	1	1

The movements in the impairment of other receivables are as follows:

	Note	12.31.2025	12.31.2024	12.31.2023
At the beginning of the year	###	-	-	-
Impairment		1	-	-
At the end of the year		1	-	-

12.4 Cash and cash equivalents

	12.31.2025	12.31.2024
Cash	-	1
Banks	335	73
Term deposit	-	46
Mutual funds	390	618
Total	725	738

12.5 Borrowings

	12.31.2025	12.31.2024
Non-Current
Financial borrowings	45	32
Corporate bonds	1,799	1,341
Total non-current	1,844	1,373

Current
Financial borrowings	33	122
Corporate bonds	15	584
Total current	48	706
Total	1,892	2,079

As of December 31, 2025 and 2024, the fair values of the Company’s CB amount approximately to US$ 1,833 million and US$ 1,912 million, respectively. Such values were calculated on the basis of the determined market price of the Company’s CB at the end of each year (fair value level 1).

The carrying amounts of short-term borrowings approximate their fair value due to their short-term maturity.

The long-term borrowings were measured at amortized cost, which does not differ significantly from its fair value.

As of the date of issuance of these Consolidated Financial Statements, the Company is in compliance with the covenants established in its indebtedness contracts.

12.5.1 Movements in borrowings:

	12.31.2025	12.31.2024	12.31.2023
Borrowings at the beginning of the year	2,079	1,448	1,613
Proceeds from borrowings	986	1,174	424
Payment of borrowings	(315)	(236)	(191)
Accrued interest	139	145	304
Payment of interests	(161)	(145)	(280)
Repurchase and redemption of CB	(837)	(313)	(6)
Result from repurchase of CB	(2)	10	(1)
Foreign currency exchange difference	(3)	(12)	(356)
Decrease for sale of subsidiaries	-	-	(80)
Borrowing costs capitalized in property, plant and equipment	6	8	21
Borrowings at the end of the year	1,892	2,079	1,448

12.5.2 Details of borrowings:

Type of instrument	Company	Currency	Residual value	Interest	Rate	Expiration	Book value as of 12.31.2025

Corporate bonds (1)
Class 13 CB	PAMPA	US$	82	Fixed	0.00%	Dec-27	80
Class 25 CB	PAMPA	US$	105	Fixed	7.25%	Aug-28	107
Class 22 CB	PAMPA	US$	84	Fixed	5.75%	Oct-28	85
Class 21 CB	PAMPA	US$	410	Fixed	7.95%	Sep -31	412
Class 23 CB	PAMPA	US$	700	Fixed	7.88%	Dec-34	693
Class 26 CB	PAMPA	US$	450	Fixed	7.75%	Nov-37	437
							1,814
Financial loans (2)
	PAMPA	US$	15	Fixed	5.40%	Mar-26	15
	PAMPA	US$	17	Fixed	3.00%	May-26	17
	PAMPA	US$	45	Fixed	5.50%	Jan-28	46
							78
							1,892

(1)	On February 28, 2025, November 4, 2025 and December 8, 2025, the Company repaid at maturity Class 19 CB for $ 17,131 million, Class 16 CB for US$ 56 million and the second principal installment of Class 9 CB for US$ 59 million, respectively. Additionally, on January 24, 2025, May 8, 2025, June 23, 2025, December 8, 2025, and December 11, 2025, the Company early redeemed, net of repurchases, if applicable: Class 1 CB for US$ 353 million, Class 18 CB for US$ 63 million, Class 3 CB for US$ 293 million, the final principal installment of Class 9 CB for US$ 61 million and Class 20 CB for US$ 36 million.

(2)	During the fiscal year ended December 31, 2025, the Company (i) repaid net bank debt for US$ 53 million (totaling US$ 104 million net of US$ 51 million proceeds); (ii) repaid import financing for US$ 2.9 million; and (iii) took out export pre-financing for US$ 70 million, which was fully repaid. Post-closing, the Company cancelled bank debt for US$ 8 million.

Type of instrument	Company	Currency	Residual value	Interest	Rate	Expiration	Book value as of 12.31.2024

Corporate bonds (1)(2)
Class 19 CB	PAMPA		$17,131	Variable	Badlar - 1%	Feb-25	17
Class 18 CB	PAMPA	US$	68	Fixed	5.00%	Sep-25	69
Class 16 CB	PAMPA	US$	56	Fixed	4.99%	Nov-25	56
Class 20 CB	PAMPA	US$	54	Fixed	6.00%	Mar-26	54
Class 9 CB	PAMPA	US$	120	Fixed	9.50%	Dec-26	123
Class 1 CB	PAMPA	US$	353	Fixed	7.50%	Jan-27	363
Class 13 CB	PAMPA	US$	98	Fixed	0.00%	Dec-27	96
Class 22 CB	PAMPA	US$	84	Fixed	5.75%	Oct-28	85
Class 3 CB	PAMPA	US$	293	Fixed	9.13%	Apr-29	294
Class 21 CB	PAMPA	US$	410	Fixed	7.95%	Sep -31	410
Class 23 CB	PAMPA	US$	360	Fixed	7.88%	Dec-34	358
							1,925
Financial loans (3)
	PAMPA	US$	35	Fixed	3.00%	Mar-25	36
	PAMPA	US$	40	Fixed	4.25%	Apr-25	40
	PAMPA	US$	15	Fixed	5.40%	Mar-26	15
	PAMPA	US$	25	Fixed	3.00%	May-26	26
							117
Other financial loans (4)
	PAMPA	US$	283	Variable	SOFR + 0%	Aug-25	20
	PAMPA	US$	3	Fixed	Between 9.50% and 10.25%	Between Feb-25 and Sep-25	3
	GASA	U$S	14,937	Fixed	3.25%	May-25	14
							37
							2,079

(1)Net	of repurchases for a face value of US$ 76.2 million for Class 9 CB and US$ 7.5 million for Class 3 CB.

(2)On	February 5, 2024 and June 27, 2024, the Company redeemed all its Class 17 and Class 15 CB for a total amount of $ 5,980 million and $ 18,264 million, respectively. Additionally, the Company paid at maturity the first redemption of Class 9 CB for a US$ 59 million amount net of repurchases.

(3)During	the fiscal year ended December 31, 2024, the Company repaid: (i) short-term bank net debt with local financial institutions, for $ 25,968 million; (ii) the last two principal installments of the FINNVERA Credit Facility for US$ 8 million; and (iii) net import financing for the equivalent of US$ 16 million. In addition, it borrowed US$ 130 million net from local banks.

(4)During	the fiscal year ended December 31, 2024, the Company received disbursements in the amount of US$ 223 million under the credit facilities taken out with BNP Paribas S.A. in 2020.

12.5.3 Global Program of CB and frequent issuer prospectus

On April 7, 2025, the Company’s Ordinary and Extraordinary General Shareholders’ Meeting resolved to approve the increase in the amount of the CB Issuance Program, created in 2021, from US$ 2 billion to US$ 2.1 billion or its equivalent in other currencies or units of value. The increase was approved by the CNV on May 27, 2025.

The Company is registered as a frequent issuer, a status that was ratified by CNV’s Issuers’ Management Office Provision No. I-2025-32-APN-GE#CNV dated March 11, 2025. Under this Provision, the CNV also approved (i) the increase in the frequent issuer prospectus amount from US$ 0.6 billion to US$ 1.3 billion or its equivalent in other currencies or units of value; and (ii) the amendment of the prospectus’ terms and conditions to include the possibility of issuing thematic (social, green and sustainable) marketable securities, all of which was in turn approved by the Company’s Board of Directors at its meeting held on March 5, 2025.

12.5.4 Reopening of international Class 23 CB and Issuance of Class 25 CB and international Class 26 CB

On May 28, 2025, the Company reopened international Class 23 CB for a face value of US$ 340 million at a 7.875% fixed annual interest rate and an 8% yield, maturing in December 2034. As a result, the total outstanding face value amounts to US$ 700 million. The net proceeds were used to early redeem all Class 3 CB.

Subsequently, on August 6, 2025, the Company issued Class 25 CB for a face value of US$ 104.6 million, at a 7.25% fixed annual interest rate and maturing August 6, 2028.

Lastly, on November 14, 2025, the Company issued international Class 26 CB for a face value of US$ 450 million, at a 7.75% fixed annual interest rate and with an 8.125% yield, maturing in November 2037.

12.5.5 Partial Application of Proceeds – Class 26 CB

In compliance with the provisions of CNV General Resolution No. 1,095/25, the Company hereby reports, as a sworn statement, that, as of December 31, 2025, it has partially applied a total of US$ 181.2 million of the issued amount of Class 26 CB, with US$ 268.8 million remaining pending application.

Likewise, and in accordance with the use of proceeds disclosed in the issuance documents of the Class 26 CB, it is informed that such funds have been applied as follows: (i) placement agents’ fees and other issuance expenses; (ii) working capital contributions in Argentina; (iii) investments in property, plant and equipment in Argentina; and (iv) refinancing and redemption of the Company’s existing liabilities.

12.6 Trade and other payables

	Note	12.31.2025	12.31.2024
Non-Current

Compensation agreements		70	71
Leases liability		15	11
Contractual penalty debt		-	2
Other		1	-
Other payables		86	84
Total non-current		86	84

Current
Suppliers		314	206
Customer advances		13	14
Related parties	16	29	13
Trade payables		356	233

Compensation agreements		14	12
Leases liability		21	4
Contractual penalty debt		2	2
Various creditors		4	2
Other payables		41	20
Total current		397	253

Due to the short-term nature of the trade payables and other payables, their carrying amounts do not differ significantly from their fair value. For most other non-current debts, fair values also do not significantly differ from their book values.

12.7 Financial instruments by category

The following table presents financial instruments by category:

As of December 31, 2025	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and loss	Subtotal financial assets/liabilities	Non financial assets/liabilities	Total
Assets
Trade and other receivables	397	141	538	119	657
Financial assets at fair value through profit and loss
Government securities	-	308	308	-	308
Corporate bonds	-	47	47	-	47
Shares	-	36	36	-	36
Mutual funds	-	8	8	-	8
Derivative financial instruments	-	52	52	-	52
Cash and cash equivalents	335	390	725	-	725
Total	732	982	1,714	119	1,833

Liabilities
Trade and other payables	470	-	470	13	483
Borrowings	1,892	-	1,892	-	1,892
Total	2,362	-	2,362	13	2,375

As of December 31, 2024	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and loss	Subtotal financial assets/liabilities	Non financial assets/liabilities	Total
Assets
Trade and other receivables	496	-	496	67	563
Financial assets at amortized cost
Term deposit	80	-	80	-	80
Financial assets at fair value through profit and loss
Government securities	-	692	692	-	692
Corporate bonds	-	110	110	-	110
Shares	-	64	64	-	64
Mutual funds	-	11	11	-	11
Derivative financial instruments	-	1	1	-	1
Cash and cash equivalents	120	618	738	-	738
Total	696	1,496	2,192	67	2,259

Liabilities
Trade and other payables	323	-	323	14	337
Borrowings	2,079	-	2,079	-	2,079
Total	2,402	-	2,402	14	2,416

The categories of financial instruments have been determined according to IFRS 9.

The income, expenses, gains and losses derived from each of the financial instrument categories are indicated below:

As of December 31, 2025	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and loss	Subtotal financial assets/liabilities	Non Financial assets/ liabilities	Total
Interest income	59	-	59	-	59
Interest expenses	(139)	-	(139)	(50)	(189)
Foreign currency exchange difference, net	(79)	(48)	(127)	156	29
Changes in the fair value of financial instruments	-	202	202	-	202
Result from present value measurement	(4)	-	(4)	1	(3)
Other financial results	(5)	-	(5)	-	(5)
Total	(168)	154	(14)	107	93

As of December 31, 2024	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and loss	Subtotal financial assets/liabilities	Non Financial assets/ liabilities	Total
Interest income	82	-	82	-	82
Interest expenses	(146)	-	(146)	(34)	(180)
Foreign currency exchange difference, net	(23)	(30)	(53)	42	(11)
Changes in the fair value of financial instruments	-	239	239	-	239
Result from present value measurement	(2)	-	(2)	(5)	(7)
Other financial results	(15)	-	(15)	-	(15)
Total	(104)	209	105	3	108

As of December 31, 2023	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and loss	Subtotal financial assets/liabilities	Non Financial assets/ liabilities	Total
Interest income	75	-	75	-	75
Interest expenses	(307)	-	(307)	(49)	(356)
Foreign currency exchange difference, net	(1,035)	(560)	(1,595)	1,718	123
Changes in the fair value of financial instruments	-	444	444	-	444
Result from present value measurement	(1)	-	(1)	(9)	(10)
Other financial results	(7)	-	(7)	-	(7)
Total	(1,275)	(116)	(1,391)	1,660	269

12.8 Fair value of financial Instruments

The Company classifies the fair value measurements of financial instruments using a fair value hierarchy, which reflects the relevance of the variables used to perform those measurements. The fair value hierarchy has the following levels:

-	Level 1: quoted prices (not adjusted) for identical assets or liabilities in active markets.
-	Level 2: data different from the quoted prices included in Level 1 observable for the asset or liability, either directly (i.e. prices) or indirectly (i.e. derived from prices).
-	Level 3: Asset or liability data based on information that cannot be observed in the market (i.e., unobservable data).

The following table shows the Company’s financial assets measured at fair value as of December 31, 2025 and 2024:

As of December 31, 2025	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through profit and loss
Government securities	308	-	-	308
Corporate bonds	47	-	-	47
Mutual funds	8	-	-	8
Shares	5	-	31	36
Cash and cash equivalents
Mutual funds	390	-	-	390
Derivative financial instruments	-	52	-	52
Other receivables
Guarantee deposits	141	-	-	141
Total assets	899	52	31	982

As of December 31, 2024	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through profit and loss
Government securities	692	-	-	692
Corporate bonds	110	-	-	110
Mutual funds	11	-	-	11
Shares	37	-	27	64
Cash and cash equivalents
Mutual funds	618	-	-	618
Derivative financial instruments	-	1	-	1
Total assets	1,468	1	27	1,496

The value of the financial instruments negotiated in active markets is based on the market quoted prices as of the date of these Consolidated Financial Statements. A market is considered active when the quoted prices are regularly available through a stock exchange, broker, sector-specific institution or regulatory body, and those prices reflect regular and current market transactions between parties that act in conditions of mutual independence. The market quotation price used for the financial assets held by the Company is the current offer price. These instruments are included in Level 1.

The fair value of financial instruments that are not negotiated in active markets is determined using valuation techniques. These valuation techniques maximize the use of market observable information, when available, and rely as little as possible on specific estimates of the Company. If all significant variables to establish the fair value of a financial instrument can be observed, the instrument is included in Level 2.

If one or more variables used to determine the fair value cannot be observed in the market, the financial instrument is included in Level 3.

The techniques used for the measurement of assets at fair value, classified as Level 2 and 3, are detailed below:

-	Derivative Financial Instruments: calculated from variations between market prices at the closing date of the year, and the amount at the time of the contract.
-	Shares: it was mainly determined using the income-based approach through the “Indirect Cash Flow” method, that is, the net present value of expected future cash flows, mainly through the collection of dividends taking into consideration the equity interest in TJSM and TMB thermal plants and Oldelval and discount rates of 16.5% and 15.1% for the thermal plants and Oldelval, respectively. The projections used were prepared based on estimates regarding the future behavior of certain sensitive variables, including: (i) the dividend distribution policy; (ii) prices for energy traded on the spot market; (iii) prices for hydrocarbon transportation; (iv) projections of plants availability and dispatch; (v) evolution of structural costs and expenses and; (vi) macroeconomic variables such as inflation rates and exchange rates, among others. The Company recognized results arising from changes in the fair value of financial instruments classified as Level 3 under the “Other financial results” line item in the Statement of Comprehensive Income. Actual values obtained may vary significantly from those projected, mainly due to: i) the timing and magnitude of dividend distributions; ii) the timing and magnitude of energy and hydrocarbon transportation prices increases; and/or iii) costs evolution. The Company estimates that any sensitivity analysis that considers changes in any of the estimates taken individually may lead to distorting conclusions, generating an adverse effect on the Company’s results.

12.9 Hedge accounting

During 2025, the Company entered into forward crude oil sale contracts, without physical delivery, and designated a portion of these derivative financial instruments as cash flow hedges.

The Company applies cash flow hedge accounting to certain transactions to manage the international reference price risk associated with a specific volume of forecasted crude oil sales for the May 2025-November 2026 period, thereby ensuring stable cash flows.

As of December 31, 2025, the fair value of forward crude oil sale contracts designated as hedges amounts to a US$ 46 million asset, recognized in other comprehensive income as the hedge is effective; this amount is expected to be fully reclassified to profit or loss during the January 2026-November 2026 period, as the hedged crude oil sales are recognized in revenues.

The amount reclassified from other comprehensive income to revenue, from designated hedges, generated a US$ 15 million gain during the May - December 2025 period.

The contracts are entered into in markets or with financial institutions with high credit ratings; therefore, the Company considers that there are no significant credit risks to its operations as a result of its derivative activities.